UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22263

Exchange Traded Concepts Trust

(Exact name of Registrant as specified in charter)

J. Garrett Stevens

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: August 31, 2018

Date of reporting period: May 31, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

EMQQ The Emerging Markets Internet & Ecommerce ETF

Schedule of Investments

May 31, 2018 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 100.1%

Argentina — 4.9%
Consumer Discretionary — 0.2%
Despegar.com*	40,820	$950,698

Information Technology — 4.7%
MercadoLibre*	77,254	22,467,781
Total Argentina		23,418,479
Brazil — 1.8%
Consumer Discretionary — 1.9%
B2W Cia Digital*	484,931	3,300,976
CVC Brasil Operadora e Agencia de Viagens	401,000	5,491,602
Total Brazil		8,792,578
China — 54.0%
Consumer Discretionary — 11.7%
Cogobuy Group	1,609,000	828,689
Ctrip.com International ADR*	461,426	20,805,698
JD.com ADR*	693,925	24,412,281
Vipshop Holdings ADR*	847,882	9,903,262
		55,949,930
Financials — 0.8%
Yirendai ADR	159,545	3,742,926
Industrials — 1.3%
51job ADR*	57,350	6,102,040
Information Technology — 40.2%
21Vianet Group ADR*	196,728	1,626,941
58.com ADR*	239,051	19,415,722
Alibaba Group Holding ADR*	200,096	39,621,009
Autohome ADR*	111,451	12,562,757
Baidu ADR*	128,688	31,214,561
Baozun ADR*	46,572	2,855,329
Bitauto Holdings ADR*	100,033	2,493,823
Changyou.com ADR*	67,303	1,260,585
Fang Holdings ADR*	820,646	4,160,675
Momo ADR*	390,427	17,928,408
NetEase ADR	86,234	19,688,947
SINA*	174,568	15,854,266
Sohu.com*	85,017	3,082,716
Tian Ge Interactive Holdings	1,305,000	1,164,562
Weibo ADR*	80,328	8,186,226
YY ADR*	95,571	11,136,889
		192,253,416
Total China		258,048,312
Germany — 3.6%
Information Technology — 3.6%
Delivery Hero*	254,525	11,682,219
Rocket Internet*	199,761	5,680,275
Total Germany		17,362,494
Hong Kong — 10.9%
Information Technology — 10.9%
HC International*	1,377,697	909,783
Kingdee International Software Group	5,838,000	6,407,983
Meitu*	5,606,500	5,939,460
NetDragon Websoft	438,500	1,151,572
Tencent Holdings	742,392	37,781,389
Total Hong Kong		52,190,187
India — 1.8%
Consumer Discretionary — 1.2%
Infibeam Incorporation	439,000	1,106,567
MakeMyTrip*	133,461	4,671,135
		5,777,702
Information Technology — 0.6%
Info Edge India	154,480	2,906,694
Total India		8,684,396
Russia — 6.6%
Information Technology — 6.6%
Mail.Ru Group GDR*	288,762	8,189,290
QIWI ADR	125,297	2,039,835
Yandex, Cl A*	642,194	21,526,343
Total Russia		31,755,468
South Africa — 6.1%
Consumer Discretionary — 6.1%
Naspers, Cl N	122,353	29,233,334
Total South Africa		29,233,334
South Korea — 10.0%
Information Technology — 10.0%
Com2uSCorp	25,826	4,588,041
Kakao	92,312	8,863,391
NAVER	32,110	19,928,188
NCSoft	38,707	12,675,515
NHN Entertainment*	27,778	1,708,503
Total South Korea		47,763,638

EMQQ The Emerging Markets Internet & Ecommerce ETF

Schedule of Investments

May 31, 2018 (Unaudited)

Description	Shares	Fair Value

Taiwan — 0.3%
Information Technology — 0.3%
PChome Online*	247,058	$1,195,648
Total Taiwan		1,195,648
United States — 0.1%
Information Technology — 0.1%
Link Motion ADR*	227,321	254,599
Total United States		254,599

Total Common Stock
(Cost $452,299,496)		478,699,133

Total Investments in Securities - 100.1%
(Cost $452,299,496)		$478,699,133

Percentages are based on Net Assets of $478,440,200.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

As of May 31, 2018, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended May 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For the period ended May 31, 2018, there were no Level 3 investments.

EMC-QH-001-0800

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17CFR 270.30a-3(c)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: July 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: July 26, 2018

By (Signature and Title)	/s/ James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: July 26, 2018